Major Customers and Credit Risk (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) Customers	Dec. 31, 2015 USD ($) Customers	Dec. 31, 2014 Customers
Major Customers and Credit Risk (Textual)
Number of customers | Customers	2	2	2
Concentration risk, percentage	10.00%	10.00%	10.00%
Telecommunications Industry [Member]
Major Customers and Credit Risk (Textual)
Concentration risk, percentage	48.00%	64.00%	74.00%
Account receivable balances due | $	$ 4,025,927	$ 3,903,981